Sector Regulation and Electricity System Operations - Additional Information (Detail) S/ in Thousands, $ in Thousands																															1 Months Ended					2 Months Ended	12 Months Ended
	Jul. 14, 2020 BRL (R$)	Jul. 09, 2020	Jun. 30, 2020	Jun. 27, 2020 PEN (S/) kW	Jun. 23, 2020 BRL (R$)	Apr. 20, 2020 BRL (R$)	Apr. 07, 2020 BRL (R$)	Apr. 03, 2020 kW	Oct. 22, 2019	Jul. 04, 2019	Jun. 25, 2019 BRL (R$)	Apr. 22, 2019	Mar. 20, 2019	Mar. 19, 2019	Mar. 12, 2019	Feb. 01, 2019 $ / MWh	Jan. 31, 2019 $ / MWh	Dec. 27, 2018 $ / MWh	Oct. 22, 2018 BRL (R$)	Oct. 16, 2018	Aug. 01, 2018 $ / MWh installment	Jul. 04, 2018	Apr. 17, 2018	Mar. 13, 2018	Feb. 01, 2018 $ / kWh installment	Oct. 27, 2017 kW MW	Feb. 02, 2017	Feb. 01, 2017 ARS ($)	Oct. 28, 2016 project	Oct. 21, 2015 $ / MWh	Apr. 30, 2020 MW-M	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2014	Dec. 31, 2019 R$ / kWh	Dec. 31, 2020 BRL (R$) person item kW	Dec. 31, 2020 USD ($) person item kW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) person	Dec. 31, 2017	Dec. 31, 2016 project MW	Oct. 22, 2020	May 28, 2020 kW	Apr. 14, 2020	Mar. 15, 2020
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price forecast period																																					6 months	6 months
Additional capacity added | MW																																										430.1
Period to declare price for firm capacity																											3 years
Energy amount used by distributors | $																																						$ 5,337,887	$ 6,096,863	$ 5,654,358
Discount charges | R$						R$ 144,000,000
Percentage of discounts charges by distribution companies						90.00%
Percentage of discounts charges by free consumers						10.00%
customer continuation period with new conditions																																					3 years	3 years
Percentage of change in tariff rate																					50.00%
Percentage tariff rate changes during the period																																					7.925%	7.925%
Price for energy due to change in distribution added value | $ / MWh																					1,400
Less than one year
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Internal Rate of Return, After Tax																																		11.79%
One to two years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Internal Rate of Return, After Tax																																		11.64%
Two to three years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Internal Rate of Return, After Tax																																		11.50%
Three to four years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Internal Rate of Return, After Tax																																		11.36%
Enel Distribución Ceara
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate												8.22%
Percentage of Corrected Factor X												1.17%
Percentage of Technical Loss in Injected Energy												9.52%
Percentage of Non-Technical Loss in Low Voltage Market												7.56%
Average effect to the consumer (as a percent)																																													3.94%
Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate													7.59%
Number of Group banks | item																																					8	8
Amount removed due to tariff adjustments | R$																																					R$ 8,400,000,000
Average Change in Tariff Readjustment, Percentage															9.70%																						1.20%	1.20%	3.70%
Average effect to be perceived by consumers																								21.04%
Average effect to the consumer (as a percent)																																														2.71%
Additional amount added to Plot B due to tariff adjustment | R$																																					R$ 20,052,539.92
Difference between amount approved and final amount | R$																																					R$ 21,819,141.88
Enel Distribución Río | Less than one year
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																					19.80%	19.80%
Enel Distribución Río | One to two years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																					19.39%	19.39%
Enel Distribución Río | Two to three years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																					18.98%	18.98%
Enel Distribución Río | Three to four years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																					18.57%	18.57%
Wholesale Price Subsidies [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage reduction of wholesale price subsidies taking up to value of seasonal price operated																									90.00%
Investment Plan Committed [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
EDESUR rate per unit without taxes | $ / kWh																									2.2828
Change in Price Due to Seasonality [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of subsidy reduction																																15.00%		30.00%
Percentage of reduction in subsidy if price changes converted in to local currency																																6.00%	6.00%	26.00%
Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																				18.54%
Tariff adjustment (as a percent)									(3.90%)
Economic adjustment (as a percent)									(4.42%)
Economic adjustment on Plot A									(5.18%)
Economic adjustment on Plot B									0.76%
Discounting rate on financial components									6.25%
Tariff process quantified rate									5.73%
Financial adjustment (as a percent)																																											(7.84%)
Average effect to the consumer (as a percent)									(3.90%)																																		4.28%
Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																							4.96%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers										7.03%
Tariff adjustment (as a percent)			12.22%																			16.40%
Economic adjustment (as a percent)																						10.50%
Financial adjustment (as a percent)																						5.90%																			0.60%
Average effect to the consumer (as a percent)			4.23%																			15.80%
Enel Cien S.A. [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual income allowed Garabi 1 | R$	R$ 148,620,461.29				R$ 145,870,451.38						R$ 180,711,108.53								R$ 172,667,795.35
Annual income allowed Garabi 2 | R$	179,251,086.59				R$ 175,884,264.79						187,722,462.73								17,936,707,958
Adjusted PA Garabi 1 | R$	(34,591,321.34)										6,391,867.71								6,579,727.76
Adjusted PA Garabi 2 | R$	R$ (12,198,352.85)										R$ 6,662,275.47								R$ 6,834,803.35
Edesur
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of tariff changes received																					50.00%
Percentage of tariff changes receivable in instalments																					50.00%
Number of installments | installment																					6
Low Voltage Customer [Member] | Enel Distribución Ceara
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate												8.35%
Low Voltage Customer [Member] | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate													7.49%	9.72%
Average Change in Tariff Readjustment, Percentage															9.72%
Average effect to the consumer (as a percent)																																														2.48%
Low Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																				15.31%
Average effect to the consumer (as a percent)									(4.32%)																																		3.36%
Low Voltage Customer [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																							3.80%
Low Voltage Customer [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers										6.48%
Average effect to the consumer (as a percent)			3.58%																			15.10%
Medium Voltage Customers [Member] | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate													7.89%	9.65%
Average Change in Tariff Readjustment, Percentage															9.65%
High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to the consumer (as a percent)																						17.70%
High Voltage Customer [Member] | Enel Distribución Ceara
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate												7.87%
High Voltage Customer [Member] | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate													7.89%	9.65%
Average Change in Tariff Readjustment, Percentage															9.65%
Average effect to the consumer (as a percent)																																														3.38%
High Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																				26.52%
Average effect to the consumer (as a percent)									(2.89%)																																		6.63%
High Voltage Customer [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																							7.96%
High Voltage Customer [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers										8.46%
Average effect to the consumer (as a percent)			6.00%
Unregulated Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																					10.00%	10.00%
Large Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																					10.00%	10.00%
Price for energy due to change in distribution added value | $ / MWh																					2,700
A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																										13
A-4 Tender | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																										2
A-4 Tender | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																										3
A-4 Tender | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																										2
A-4 Tender | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																										6
Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installed capacity of distributed mini-generation | MW																										5
Extension of concession term																																					7 years	7 years
Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installed capacity of distributed mini-generation | kW																										75
Hydro Generators [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Debt on the book value of market | R$																																					R$ 8,000,000,000
Debt on the book value of market ( as a percent)																																					70.00%	70.00%
Non-Conventional Renewable Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																					5.00%	5.00%
Resolution No. 366 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy																80	15.50	68
Percentage of decrease in supply cost																		13.00%
Resolution No. 2377 | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																								21.04%
Federal Government Provisional Measure No. 950/2020
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity granted under New Thermal Generation Bid | MW-M																															0.22
Percentage tariff rate changes during the period																															100.00%
ANEEL Dispatch No. 986/2020
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Difference in spot price | R$							R$ 2,000,000,000
Spor price surplus | R$							500,000,000,000
Spot prices transferred to distributors | R$							R$ 1,400,000,000
Resolution No. 888/2020
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution		1.00%
Argentina
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
National demand of energy with renewable sources, percentage																														8.00%
Argentina | 2025 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
National demand of energy with renewable sources, percentage																														20.00%
Argentina | 2019
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																														12.00%
Argentina | 2021 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																														16.00%
Argentina | 2023 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																														18.00%
Argentina | Changes in Tax Rates or Tax Laws Enacted or Announced
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum limit of value added from distribution of electricity																												42.00%
Number of installments | installment																									48
Argentina | Large Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum price of the contract | $ / MWh																														113
Argentina | Electricity Distribution [Member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of additional projects | project																													2
Argentina | ENRE [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual remuneration recognized | $																												$ 14,539,836,941
Brazil
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																					2,000	2,000
Free market energy limit, as of July, 2019 | kW																																					2,500	2,500
Free market energy limit, as of January 1, 2020 | kW																																					2,000	2,000
Free market energy limit, as of January 1, 2021 | kW																																					1,500	1,500
Free market energy limit, as of January 1, 2022 | kW																																					1,000	1,000
Free market energy limit, as of January 1, 2023 | kW																																					500	500
Repayment term of bank loans																																			2 years
Brazil | Enel Distribución Ceara
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																										4 years
Brazil | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																										5 years
Brazil | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average reservoir levels percentage																																			1.00%
Brazil | Red 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																																				4,169
Brazil | Red 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																																				6,243
Brazil | Yellow [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																																				1,343
Brazil | Non-Conventional Renewable Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																					500	500
Indicative plan term																																					10 years	10 years
Enel Rio Adjustment | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																								21.46%
Enel Rio Adjustment | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																								19.94%
Enel Rio Adjustment | Factor X
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																								0.00%
Enel Rio Adjustment | Technical Losses
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																								9.10%
Peru
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW				125
Multisectoral commission term								24 months
Debt on the book value of market | S/				S/ 160
Number of suppliers in Value Added Distribution services | person																																					50,000	50,000
Notice period for change in conditions																																					1 year	1 year
Period of ordinary tariff reviews (RTO)																																					4 years	4 years
Distribution charges reviewing period																																					5 years	5 years
Peru | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																					2,500	2,500						300
Targets for non-conventional renewable energy, percentage																																									5.00%
Peru | Top of Range | Unregulated Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																					2,500	2,500
Peru | Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW								100																													200	200						100
Number of suppliers in Value Added Distribution services | person																																								50,000
Colombia
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Distribution charges reviewing period																																								5 years
Colombia | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Direct or indirect market share, percentage																																									25.00%